INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
INCOME TAXES
Schedule of reconciliation of income taxes at Corporation's domestic statutory tax rate

	2025	2024	2023
Income taxes at domestic statutory tax rate	$337.7	$287.2	$274.3
(Reduction) increase resulting from:
Non-deductible charges and non-taxable income	(8.8)	(3.1)	0.1
Tax consolidation transactions (note 25)	(29.1)	(26.9)	(33.8)
Other	2.2	(1.8)	(2.9)
Income taxes	$302.0	$255.4	$237.7

Schedule of net deferred income tax liability and their impact on deferred income tax expense

	Consolidated		Consolidated
	balance sheets		income statements
	2025	2024	2025	2024	2023
Loss carryforwards	$3.7	$47.7	$44.0	$51.1	$0.9
Decommissioning obligation	39.6	39.3	(0.3)	(1.7)	(0.3)
Defined benefit plans	4.0	4.6	(5.7)	(5.8)	(3.1)
Property, plant and equipment	(391.2)	(387.9)	3.3	(26.4)	8.3
Goodwill, intangible assets and other assets	(493.2)	(452.1)	41.1	3.0	19.2
Long-term debt and derivative financial instruments	(6.0)	(0.3)	(0.5)	(0.3)	0.7
Other	20.7	(15.9)	(36.7)	(3.7)	(1.1)
	$(822.4)	$(764.6)	$45.2	$16.2	$24.6

Schedule of changes in net deferred income tax liability

	2025	2024
Balance at beginning of year	$(764.6)	$(759.2)
Recognized in income	(45.2)	(16.2)
Recognized in other comprehensive income	(12.5)	(1.6)
Other	(0.1)	12.4
Balance at end of year	$(822.4)	$(764.6)